Fair Value Measurements - Schedule of Assets are Measured at Fair Value on Recurring Basis (Details) - Money Market Funds - Recurring $ in Thousands	Apr. 30, 2019 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial assets	$ 261,864
Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial assets	261,864
Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial assets
Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial assets